Total revenue and income (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disaggregation of revenue by major service lines
Revenue from contracts with customers derives mostly from services rendered and fees charged at daily transactions from customers, therefore mostly recognized at a point in time. Disaggregation of revenue by major service lines are as follows:

	2023	2022	2021

Major service lines
Brokerage commission	1,991,781	2,102,878	2,465,217
Securities placement	1,979,406	1,631,399	1,917,403
Management fees	1,628,373	1,580,770	1,489,736
Insurance brokerage fee	175,326	153,230	133,070
Commissions Fees	789,822	563,987	192,923
Other services	588,932	476,492	603,330
Gross revenue from services rendered	7,153,640	6,508,756	6,801,679
(-) Sales taxes and contributions on revenue (i)	(621,635)	(568,300)	(605,214)
Net revenue from services rendered	6,532,005	5,940,456	6,196,465

(i)Mostly related to taxes on services (ISS) and contributions on revenue (PIS and COFINS).

Summary of net income from financial instruments

	2023	2022	2021

Net income/(loss) from financial instruments at fair value through profit or loss	6,923,112	6,326,080	7,555,132
Net income/(loss) from financial instruments measured at amortized cost and at fair value through other comprehensive income	1,649,210	1,201,253	(1,558,060)
Total income from financial instruments	8,572,322	7,527,333	5,997,072
(-) Taxes and contributions on financial income	(244,231)	(120,399)	(116,425)
Net income/(loss) from financial instruments	8,328,091	7,406,934	5,880,647

Summary of disaggregation by geographic location
Breakdown of total net revenue and income and selected assets by geographic location:

	2023	2022	2021

Brazil	14,261,302	12,855,909	11,723,976
United States	531,997	449,447	332,046
Europe	66,797	42,034	21,090
Revenues	14,860,096	13,347,390	12,077,112

	2023	2022	2021

Brazil	13,255,769	8,649,964	7,698,115
United States	508,544	488,158	106,736
Europe	88,395	49,496	1,746
Selected assets (i)	13,852,708	9,187,618	7,806,597

(i)Selected assets are total assets of the Group, less: cash, financial assets and deferred tax assets, which are presented by geographic location.